Phoenix Investment Partners
Semiannual Report
October 31, 1999



Oakhurst



Phoenix-Oakhurst
Income & Growth
Fund





[LOGO] PHOENIX
       INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix-Oakhurst Income & Growth Fund for the six months ended October 31, 1999.

  If you have any questions, please call your financial advisor or a customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin
Philip R. McLoughlin

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-OAKHURST INCOME & GROWTH FUND

                        INVESTMENTS AT OCTOBER 31, 1999
                                  (UNAUDITED)

                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)           VALUE
                                ---------  -------  ---------------------
U.S. GOVERNMENT SECURITIES -- 0.7%

U.S. TREASURY BONDS -- 0.7%
U.S. Treasury Bonds 5.25%,
2/15/29.......................     AAA     $ 6,200  $           5,367,052
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $5,522,676)                                    5,367,052
-------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--3.5%

GNMA 6.50%, '23-'28...........     AAA      28,416             27,275,661
-------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $27,851,231)                                  27,275,661
-------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED SECURITIES -- 1.6%
Fannie Mae 6.625%, 9/15/09....   Aaa(c)     12,460             12,397,700
-------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $12,444,844)                                  12,397,700
-------------------------------------------------------------------------

MUNICIPAL BONDS -- 7.5%

CALIFORNIA -- 4.3%
Fresno County Pension
Obligation Revenue Taxable
6.21%, 8/15/06................     AAA       5,600              5,362,000

Kern County Pension Obligation
Revenue Taxable 7.26%,
8/15/14.......................     AAA       4,500              4,415,625

Long Beach Pension Obligation
Taxable 6.87%, 9/1/06.........     AAA       3,000              2,977,500

Oakland Pension Obligation
Taxable Revenue Series A
6.91%, 12/15/07...............     AAA       1,885              1,870,862

Oakland Pension Obligation
Taxable Series A 6.95%,
12/15/08......................     AAA       3,650              3,618,062

Orange County Pension
Obligation Revenue Taxable
Series A 7.62%, 9/1/08........     AAA       4,520              4,678,200
                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)           VALUE
                                ---------  -------  ---------------------
CALIFORNIA--CONTINUED

Pasadena Pension Funding
Revenue Taxable Series A
7.15%, 5/15/11................     AAA     $ 3,000  $           2,962,500

San Bernardino County Pension
Obligation Revenue Taxable
6.87%, 8/1/08.................     AAA       1,335              1,316,644

San Bernardino County Pension
Obligation Revenue Taxable
6.94%, 8/1/09.................     AAA       3,625              3,575,156

Sonoma County Pension
Obligation Revenue Taxable
6.625%, 6/1/13................     AAA       1,700              1,589,500

Ventura County Pension
Obligation Taxable 6.54%,
11/1/05.......................     AAA       1,325              1,301,813
                                                    ---------------------
                                                               33,667,862
                                                    ---------------------

FLORIDA -- 0.3%
Tampa Solid Waste System
Revenue Taxable Series A
6.23%, 10/1/05................     AAA       2,820              2,731,875

ILLINOIS -- 0.4%
Illinois Educational
Facilities Authority-Loyola
University Revenue Taxable
Series A 7.84%, 7/1/24........     AAA       3,410              3,461,150

MASSACHUSETTS -- 0.2%
Massachusetts State Port
Authority Revenue Taxable
Series C 6.05%, 7/1/02........     AA-       1,575              1,551,375

PENNSYLVANIA -- 1.2%
Philadelphia Authority For
Industrial Development Pension
Funding Retirement Systems
Revenue Taxable Series A
5.69%, 4/15/07................     AAA       3,000              2,767,500

Philadelphia Authority For
Industrial Development Pension
Funding Retirement Systems
Revenue Taxable Series A
5.79%, 4/15/09................     AAA       3,020              2,744,425

2                      See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND

                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)           VALUE
                                ---------  -------  ---------------------
PENNSYLVANIA--CONTINUED
Pittsburgh Pension Obligation
Taxable Series C 6.50%,
3/1/17........................     AAA     $ 4,250  $           3,840,938
                                                    ---------------------
                                                                9,352,863
                                                    ---------------------
TEXAS -- 1.1%
Dallas-Fort Worth
International Airport Revenue
Taxable 6.40%, 11/1/06........     AAA       4,415              4,271,513

Dallas-Fort Worth
International Airport Revenue
Taxable 6.40%, 11/1/07........     AAA       1,200              1,153,500

Texas Taxable Veterans Limited
Series B 6.05%, 12/1/02.......     AA        3,000              2,951,250
                                                    ---------------------
                                                                8,376,263
                                                    ---------------------
-------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $61,297,602)                                  59,141,388
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 4.1%

Associates Manufactured
Housing Pass Through 97-2, A6
7.075%, 3/15/28...............     AAA       1,500              1,450,312

Capita Equipment Receivables
Trust 97-1, B 6.45%,
8/15/02.......................     A+        3,500              3,470,355
Discover Card Master Trust I
98-6, A 5.85%, 1/17/06........     AAA       1,250              1,215,000

Discover Card Master Trust I
98-7, A 5.60%, 5/16/06........     AAA       5,000              4,802,500

Ford Credit Auto Owner Trust
98-C, B 6.06%, 2/15/03........      A        4,000              3,936,240

Green Tree Financial Corp.
96-2, M1 7.60%, 4/15/27.......     AA-       3,325              3,216,938

Honda Auto Lease Trust 99-A,
A5 6.65%, 7/15/05.............     AAA       5,500              5,484,531

Premier Auto Trust 98-3, B
6.14%, 9/8/04.................     A+        2,500              2,483,752
                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)           VALUE
                                ---------  -------  ---------------------

Triangle Funding Ltd. 98-2A, 3
144A 8.028%, 10/15/04(b)(d)...     BBB     $ 6,000  $           5,962,500
-------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $32,436,570)                                  32,022,128
-------------------------------------------------------------------------

CORPORATE BONDS -- 6.3%

AUTO PARTS & EQUIPMENT -- 0.3%
Collins & Aikman Corp. 11.50%,
4/15/06.......................      B        2,500              2,375,000

BANKS (MAJOR REGIONAL) -- 0.5%
U.S. Bank of Minnesota N.A.
6.30%, 7/15/08................      A        1,500              1,410,000

Wachovia Corp. 5.625%,
12/15/08......................     A+        2,500              2,240,625
                                                    ---------------------
                                                                3,650,625
                                                    ---------------------

BROADCASTING (TELEVISION, RADIO & CABLE) -- 0.9%
CSC Holdings, Inc. 7.625%,
7/15/18.......................     BB+       3,000              2,775,000
Charter Communications
Holdings LLC 8.625%, 4/1/09...     B+          900                852,750

Turner Broadcasting System,
Inc. 8.375%, 7/1/13...........     BBB       3,000              3,183,750
                                                    ---------------------
                                                                6,811,500
                                                    ---------------------

COMMUNICATIONS EQUIPMENT -- 0.2%
Metromedia Fiber Network, Inc.
Series B 10%, 11/15/08........      B        2,000              1,980,000

COMPUTERS (SOFTWARE & SERVICES) -- 0.3%
Computer Associates
International, Inc. Series B
6.375%, 4/15/05...............    BBB+       2,350              2,191,375

ENTERTAINMENT -- 0.5%
Capitol Records, Inc. 144A
8.375% 8/15/09(b).............    BBB+       4,400              4,334,000

GAMING, LOTTERY & PARI-MUTUEL COMPANIES -- 0.7%
Harrahs Operating Co., Inc.
7.875%, 12/15/05..............     BB+       3,000              2,872,500

Station Casinos, Inc. 8.875%,
12/1/08.......................     B+        2,630              2,544,525
                                                    ---------------------
                                                                5,417,025
                                                    ---------------------

HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.6%
Tenet Healthcare Corp. 8%,
1/15/05.......................     BB+       5,000              4,706,250

                       See Notes to Financial Statements                       3

PHOENIX-OAKHURST INCOME & GROWTH FUND

                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)           VALUE
                                ---------  -------  ---------------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) -- 0.3%
Boston Scientific Corp.
6.625%, 3/15/05...............     BBB     $ 2,425  $           2,279,500

LEISURE TIME (PRODUCTS) -- 0.3%
Bally Total Fitness Holding
Corp. Series D 9.875%,
10/15/07......................     B-        2,500              2,368,750

METALS MINING -- 0.3%
Level 3 Communications, Inc.
9.125%, 5/1/08................      B        2,565              2,379,037

PAPER & FOREST PRODUCTS -- 0.6%
Buckeye Technologies, Inc.
8.50%, 12/15/05...............     BB-       5,000              4,862,500

PERSONAL CARE -- 0.1%
Revlon Consumer Products Corp.
9%, 11/1/06...................      B          810                639,900

SERVICES (COMMERCIAL & CONSUMER) -- 0.3%
Budget Group, Inc. Senior
Notes 9.125%, 4/1/06..........     BB-       2,500              2,200,000

TELEPHONE -- 0.3%
Century Telephone Enterprises,
Inc. Series F 6.30%,
1/15/08.......................    BBB+       2,500              2,309,375

TRUCKS & PARTS -- 0.1%
Cummins Engine Co., Inc.
6.45%, 3/1/05.................    BBB+       1,250              1,182,813
-------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $52,885,545)                                  49,687,650
-------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES -- 13.6%

CS First Boston Mortgage
Securities Corp. 97-C2, A3
6.55%, 11/17/07...............     AAA       5,000              4,779,687

CS First Boston Mortgage
Securities Corp. 97-C2, B
6.72%, 11/17/07...............    Aa(c)     11,000             10,395,000

DLJ Commercial Mortgage Corp.
98-CF2, A1B 6.24%, 11/12/31...   Aaa(c)      2,800              2,609,250

DLJ Commercial Mortgage Corp.
99-CG1, A1B 6.46%, 1/10/09....   Aaa(c)      2,000              1,895,625

DLJ Mortgage Acceptance Corp.
96-CF1, A1B 144A 7.58%,
2/12/06 (b)...................     AAA       4,400              4,435,750
                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)           VALUE
                                ---------  -------  ---------------------

DLJ Mortgage Acceptance Corp.
97-CF2, B2 144A 7.14%,
11/15/08(b)...................    BBB-     $ 5,000  $           4,384,375

First Union - Lehman Brothers
-Bank of America 98-C2, A2
6.56%, 11/18/08...............     AAA       2,000              1,909,713

First Union - Lehman Brothers
-Bank of America 98-C2, D
6.778%, 3/18/13...............     BBB       5,500              4,773,431

First Union - Lehman Brothers
Commercial Mortgage 97-C1, B
7.43%, 4/18/07................    Aa(c)      2,500              2,489,343

First Union Commercial
Mortgage Trust 99-C1, A2
6.07%, 10/15/08...............     AAA       1,800              1,668,727

G.E. Capital Mortgage
Services, Inc. 94-9, M 6.50%,
2/25/24.......................     AA       10,699             10,020,269

G.E. Capital Mortgage
Services, Inc. 96-4, A5 7%,
3/25/26.......................     AAA       8,629              8,318,500

G.E. Capital Mortgage
Services, Inc. 96-8, 1M 7.25%,
5/25/26.......................     AA          481                466,987

GMAC Commercial Mortgage
Securities, Inc. 97-C2, B
6.703%, 12/15/07..............    Aa(c)      7,000              6,500,550

LB Commercial Conduit Mortgage
Trust 98-C4, A1B 6.21%,
10/15/08......................     AAA       5,000              4,636,480

Lehman Large Loan 97-LLI, B
6.95%, 3/12/07................     AA        4,340              4,217,628

Nationslink Funding Corp.
96-1, B 7.69%, 12/20/05.......     AA        1,500              1,512,246

Norwest Asset Securities Corp.
99-13, B1 6.75%, 5/25/29......    AA(c)      9,156              8,576,755

Prudential Home Mortgage
Securities 94-15, M 6.80%,
5/25/24.......................   Aaa(c)      7,999              7,639,857

Residential Funding Mortgage
Securities I 96-S1, A11 7.10%,
1/25/26.......................     AAA       2,800              2,717,750

Residential Funding Mortgage
Securities I 96-S4, M1 7.25%,
2/25/26.......................     AA        3,828              3,699,585

4                      See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND

                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)           VALUE
                                ---------  -------  ---------------------
Securitized Asset Sales, Inc.
93-J, 2B 6.808%, 11/28/23.....    AA(c)    $ 9,325  $           8,956,179
-------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $111,251,829)                                106,603,687
-------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES -- 7.5%

BULGARIA -- 0.9%
Republic of Bulgaria FLIRB
Series A Bearer 2.75%,
7/28/12(d)....................    B(c)       9,305              6,280,875

Repulic of Bulgaria IAB Series
PDI 6.50%, 07/28/11(d)........    B(c)       1,500              1,147,500
                                                    ---------------------
                                                                7,428,375
                                                    ---------------------
COLOMBIA -- 0.3%
Republic of Colombia 10.875%,
3/9/04........................     BB+       2,450              2,468,375

COSTA RICA -- 0.5%
Republic of Costa Rica 144A
9.335%, 5/15/09(b)............     BB        4,185              4,216,387

CROATIA -- 0.8%
Croatia Series A 6.456%,
7/31/10(d)....................    BBB-       4,300              3,483,000
Croatia Series B 6.456%,
7/31/06(d)....................    BBB-       3,462              2,972,786
                                                    ---------------------
                                                                6,455,786
                                                    ---------------------
EL SALVADOR -- 0.3%
Republic of El Salvador 144A
9.50%, 8/15/06(b).............     BB+       2,500              2,487,500

MEXICO -- 2.0%
United Mexican States Global
Bond 11.375%, 9/15/16.........     BB        1,750              1,874,687
United Mexican States Global
Bond 11.50%, 5/15/26..........     BB       12,050             13,471,900
                                                    ---------------------
                                                               15,346,587
                                                    ---------------------

PANAMA -- 0.2%
Republic of Panama 9.375%,
4/1/29........................     BB+       1,350              1,275,750

PHILIPPINES -- 1.1%
Republic of Philippines
8.875%, 4/15/08...............     BB+       3,900              3,807,375

Republic of Philippines 9.50%,
10/21/24......................     BB+       2,000              2,035,000
                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)           VALUE
                                ---------  -------  ---------------------
PHILIPPINES--CONTINUED

Republic of Philippines
9.875%, 1/15/19...............     BB+     $ 2,750  $           2,670,938
                                                    ---------------------
                                                                8,513,313
                                                    ---------------------

POLAND -- 0.6%
Poland Bearer PDI 6%,
10/27/14(d)...................     BBB       1,475              1,309,063
Poland Registered PDI 6%,
10/27/14(d)...................     BBB       4,000              3,550,000
                                                    ---------------------
                                                                4,859,063
                                                    ---------------------

SOUTH KOREA -- 0.8%
Republic of Korea 8.875%,
4/15/08.......................    BBB-       6,000              6,242,250
-------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $58,825,277)                                  59,293,386
-------------------------------------------------------------------------

FOREIGN CORPORATE BONDS -- 2.4%

ARGENTINA -- 0.5%
Compania de
Radiocomunicaciones Moviles SA
144A 9.25%, 5/8/08(b).........    BBB-       1,500              1,305,000

Compania de
Radiocomunicaciones Moviles SA
9.25%, 5/8/08.................    BBB-       1,300              1,131,000

Telecom Argentina - France
Telecom SA EMTN 144A 9.75%,
7/12/01(b)....................    BBB-       1,250              1,250,000
                                                    ---------------------
                                                                3,686,000
                                                    ---------------------

CHILE -- 0.3%
Compania Sud Americana de
Vapores SA RegS 144A 7.375%,
12/8/03(b)....................     BBB         610                579,500

Petropower I Funding Trust
144A 7.36%, 2/15/14(b)........     BBB       2,296              1,974,675
                                                    ---------------------
                                                                2,554,175
                                                    ---------------------

JAPAN -- 0.6%
SB Treasury Co. LLC Series A
144A 9.40%, 12/29/49(b)(d)....     BB+       4,880              4,906,903

LUXEMBOURG -- 0.6%
Tyco International Group SA
6.375%, 6/15/05...............     A-        4,800              4,548,000

POLAND -- 0.3%
TPSA Finance BV 144A 7.75%,
12/10/08(b)...................     BBB       2,410              2,274,438

                       See Notes to Financial Statements                       5

PHOENIX-OAKHURST INCOME & GROWTH FUND

                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)           VALUE
                                ---------  -------  ---------------------
UNITED KINGDOM -- 0.1%
Orange PLC 144A 8.75%,
6/1/06(b).....................     BB-     $ 1,000  $           1,030,000
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $20,033,906)                                  18,999,516
-------------------------------------------------------------------------
CONVERTIBLE BONDS -- 9.6%

BROADCASTING (TELEVISION, RADIO & CABLE) -- 0.4%
Clear Channel Communications,
Inc. Cv. 2.625%, 4/1/03.......    BBB-       2,100              2,963,625

COMPUTERS (HARDWARE) -- 0.8%
Hewlett-Packard Co. Cv. 0%,
10/14/17......................     AA       11,000              6,476,250
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) -- 0.5%
Roche Holdings, Inc. Cv. 144A
0%, 5/6/12(b).................     NR        7,800              3,939,000

HEALTH CARE (SPECIALIZED SERVICES) -- 0.4%
Healthsouth Corp Cv. 3.25%,
4/1/03........................    BBB-       4,000              2,990,000

INSURANCE (PROPERTY-CASUALTY) -- 1.1%
Berkshire Hathaway, Inc. Cv.
1%, 12/2/01...................   Aaa(c)      3,475              8,465,969

LODGING-HOTELS -- 0.5%
Hilton Hotels Corp. Cv. 5%,
5/15/06.......................    BBB-       4,500              3,493,125

MANUFACTURING (DIVERSIFIED) -- 0.6%
Thermo Electron Corp. Cv. 144A
4.25%, 1/1/03(b)..............     BBB       5,200              4,342,000
OIL & GAS (DRILLING & EQUIPMENT) -- 0.8%
Baker Hughes, Inc. Cv. 0%,
5/5/08........................      A        2,100              1,504,125
Diamond Offshore Drilling,
Inc. Cv. 3.75%, 2/15/07.......     A-        4,950              5,067,562
                                                    ---------------------
                                                                6,571,687
                                                    ---------------------

PUBLISHING (NEWSPAPERS) -- 0.2%
Times Mirror Co. Cv. 144A 0%,
4/15/17(b)....................     A-        3,500              1,741,250

RETAIL (DRUG STORES) -- 0.4%
Rite Aid Corp. Cv. 144A 5.25%,
9/15/02(b)....................     BB        5,175              3,454,312
                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)           VALUE
                                ---------  -------  ---------------------

RETAIL (SPECIALTY) -- 0.8%
Office Depot, Inc. Cv. 0%,
11/1/08.......................    BBB-     $ 3,350  $           2,265,438
Pep Boys - Manny, Moe & Jack
(The) Cv. 0%, 9/20/11.........     BB+       7,775              4,169,344
                                                    ---------------------
                                                                6,434,782
                                                    ---------------------

SERVICES (ADVERTISING/MARKETING) -- 1.3%
Interpublic Group (The) Cv.
144A 1.80%, 9/16/04(b)........     NR        2,500              2,921,875

Omnicom Group, Inc. Cv. 144A
2.25%, 1/6/13(b)..............     A-        4,000              7,135,000
                                                    ---------------------
                                                               10,056,875
                                                    ---------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) -- 0.6%
United States Cellular Corp.
Cv. 0%, 6/15/15...............    BBB-       6,000              5,017,500

TELEPHONE -- 0.4%
Bell Atlantic Financial
Services Cv. 144A 4.25%,
9/15/05(b)....................     A+        3,250              3,428,750

WASTE MANAGEMENT -- 0.8%
Waste Management, Inc. Cv. 2%,
1/24/05.......................    BBB-       4,710              3,850,425

Waste Management, Inc. Cv. 4%,
2/1/02........................    BBB-       2,650              2,328,688
                                                    ---------------------
                                                                6,179,113
                                                    ---------------------
-------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $73,340,817)                                  75,554,238
-------------------------------------------------------------------------

FOREIGN CONVERTIBLE BONDS -- 0.5%

SWITZERLAND -- 0.5%
Novartis AG Cv. 144A 2%,
10/6/02(b)....................   Aaa(c)      1,330              1,901,900
Novartis AG Cv. 2%, 10/6/02...   Aaa(c)      1,500              2,145,000
-------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $3,602,616)                                    4,046,900
-------------------------------------------------------------------------

6                      See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND

                                           SHARES           VALUE
                                           -------  ---------------------
COMMON STOCKS -- 38.7%
AEROSPACE/DEFENSE -- 0.6%
Boeing Co. (The)..............              30,100  $           1,386,481
Cordant Technologies, Inc.....               4,300                134,106
General Dynamics Corp.........              47,000              2,605,562
Goodrich (B.F.) Co. (The).....              38,600                914,337
                                                    ---------------------
                                                                5,040,486
                                                    ---------------------

AIRLINES -- 0.0%
COMAIR Holdings, Inc..........               6,900                159,239
AUTOMOBILES -- 1.1%
Ford Motor Co.................             140,200              7,693,475
General Motors Corp...........              11,300                793,825
                                                    ---------------------
                                                                8,487,300
                                                    ---------------------
BANKS (MAJOR REGIONAL) -- 1.1%
Bank One Corp.................             100,300              3,767,519
Fleet Boston Corp.............              19,600                855,050
Mellon Financial Corp.........              14,800                546,675
Wells Fargo Co................              66,200              3,169,325
                                                    ---------------------
                                                                8,338,569
                                                    ---------------------

BANKS (MONEY CENTER) -- 1.7%
Bank of America Corp..........              31,100              2,002,062
Chase Manhattan Corp. (The)...             107,400              9,384,075
First Union Corp..............               6,700                286,006
Morgan (J.P.) & Co., Inc......              14,800              1,936,950
                                                    ---------------------
                                                               13,609,093
                                                    ---------------------

BANKS (REGIONAL) -- 0.4%
City National Corp............              23,300                902,875
UnionBanCal Corp..............              55,500              2,410,781
                                                    ---------------------
                                                                3,313,656
                                                    ---------------------

BEVERAGES (ALCOHOLIC) -- 0.3%
Anheuser-Busch Companies,
Inc...........................              29,700              2,132,831

BIOTECHNOLOGY -- 0.3%
Amgen, Inc.(e)................              29,600              2,360,600

BROADCASTING (TELEVISION, RADIO & CABLE) -- 0.0%
CBS Corp.(e)..................               4,300                209,894

BUILDING MATERIALS -- 0.1%
Lafarge Corp..................              11,000                326,562

                                           SHARES           VALUE
                                           -------  ---------------------
BUILDING MATERIALS--CONTINUED
Owens Corning.................               5,300  $             108,650
                                                    ---------------------
                                                                  435,212
                                                    ---------------------

CHEMICALS -- 0.0%
Dow Chemical Co...............               1,200                141,900

CHEMICALS (SPECIALTY) -- 0.1%
Lubrizol Corp. (The)..........              16,300                417,687
W.R. Grace & Co.(e)...........              17,200                256,925
                                                    ---------------------
                                                                  674,612
                                                    ---------------------

COMMUNICATIONS EQUIPMENT -- 1.3%
Comverse Technology,
Inc.(e).......................              11,400              1,293,900
Lucent Technologies, Inc......             119,500              7,677,875
Motorola, Inc.................               4,900                477,444
Tellabs, Inc.(e)..............              14,000                885,500
                                                    ---------------------
                                                               10,334,719
                                                    ---------------------

COMPUTERS (HARDWARE) -- 2.0%
Adaptec, Inc.(e)..............              19,500                877,500
Apple Computer, Inc.(e).......              11,400                913,425
Dell Computer Corp.(e)........              49,600              1,990,200
Electronics for Imaging,
Inc.(e).......................               2,500                100,781
Hewlett-Packard Co............              41,300              3,058,781
International Business
Machines Corp.................              70,200              6,905,925
NCR Corp.(e)..................              12,800                424,000
Sun Microsystems, Inc.(e).....              16,800              1,777,650
                                                    ---------------------
                                                               16,048,262
                                                    ---------------------

COMPUTERS (NETWORKING) -- 0.6%
Cisco Systems, Inc.(e)........              69,000              5,106,000

COMPUTERS (PERIPHERALS) -- 0.3%
EMC Corp.(e)..................              36,600              2,671,800

COMPUTERS (SOFTWARE & SERVICES) -- 2.9%
America Online, Inc.(e).......              29,600              3,838,750
Computer Associates
International, Inc............              26,900              1,519,850
Compuware Corp.(e)............              12,600                350,437
Microsoft Corp.(e)............             138,600             12,829,162
Oracle Corp.(e)...............              29,300              1,393,581
Sterling Software, Inc.(e)....              22,500                493,594
Synopsys, Inc.(e).............              11,500                716,594
USWeb Corp.(e)................               7,600                294,500
Unisys Corp.(e)...............              49,600              1,202,800
                                                    ---------------------
                                                               22,639,268
                                                    ---------------------

                       See Notes to Financial Statements                       7

PHOENIX-OAKHURST INCOME & GROWTH FUND

                                           SHARES           VALUE
                                           -------  ---------------------
CONSTRUCTION (CEMENT & AGGREGATES) -- 0.0%
Centex Construction Products,
Inc...........................                 600  $              21,337
CONSUMER FINANCE -- 0.1%
Countrywide Credit Industries,
Inc...........................              13,200                447,975

DISTRIBUTORS (FOOD & HEALTH) -- 0.1%
AmeriSource Health Corp. Class
A(e)..........................               6,100                 91,500
Andrx Corp.(e)................               4,000                191,000
SUPERVALU, INC................              26,300                552,300
                                                    ---------------------
                                                                  834,800
                                                    ---------------------
ELECTRIC COMPANIES -- 1.7%
Consolidated Edison, Inc......              24,900                950,869
DTE Energy Co.................              73,300              2,432,644
Dominion Resources, Inc.......              10,900                524,562
Duke Energy Corp..............              13,000                734,500
FPL Group, Inc................               2,100                105,656
LG&E Energy Corp..............              69,400              1,526,800
Minnesota Power, Inc..........             112,000              2,072,000
Texas Utilities Co............              27,500              1,065,625
UtiliCorp United, Inc.........             184,200              3,983,325
                                                    ---------------------
                                                               13,395,981
                                                    ---------------------
ELECTRICAL EQUIPMENT -- 1.0%
General Electric Co...........              53,300              7,225,481
Rockwell International
Corp..........................              16,800                813,750
                                                    ---------------------
                                                                8,039,231
                                                    ---------------------

ELECTRONICS (INSTRUMENTATION) -- 0.1%
PerkinElmer, Inc..............              23,100                942,769

ELECTRONICS (SEMICONDUCTORS) -- 1.4%
Integrated Device Technology,
Inc.(e).......................              27,200                559,300
Intel Corp....................             107,600              8,332,275
Texas Instruments, Inc........              21,400              1,920,650
                                                    ---------------------
                                                               10,812,225
                                                    ---------------------

ENGINEERING & CONSTRUCTION -- 0.0%
McDermott International,
Inc...........................               7,800                141,375
ENTERTAINMENT -- 0.3%
Time Warner, Inc..............              18,800              1,310,125
Viacom, Inc. Class B(e).......              25,400              1,136,650
                                                    ---------------------
                                                                2,446,775
                                                    ---------------------

EQUIPMENT (SEMICONDUCTOR) -- 0.1%
Applied Materials, Inc.(e)....               5,900                529,894

                                           SHARES           VALUE
                                           -------  ---------------------
EQUIPMENT (SEMICONDUCTOR)--CONTINUED
Lam Research Corp.(e).........               7,000  $             591,062
                                                    ---------------------
                                                                1,120,956
                                                    ---------------------

FINANCIAL (DIVERSIFIED) -- 2.8%
Citigroup, Inc................             144,800              7,837,300
Fannie Mae....................             104,100              7,365,075
Freddie Mac...................               5,100                275,719
Morgan Stanley Dean Witter &
Co............................              57,800              6,376,062
                                                    ---------------------
                                                               21,854,156
                                                    ---------------------

FOODS -- 0.8%
Earthgrains Co. (The).........              31,100                709,469
General Mills, Inc............              15,100              1,316,531
Quaker Oats Co. (The).........              61,900              4,333,000
                                                    ---------------------
                                                                6,359,000
                                                    ---------------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES -- 0.0%
International Game
Technology(e).................              10,500                195,562

HEALTH CARE (DIVERSIFIED) -- 0.4%
Bristol-Myers Squibb Co.......              21,200              1,628,425
Warner-Lambert Co.............              20,400              1,628,175
                                                    ---------------------
                                                                3,256,600
                                                    ---------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) -- 2.2%
Forest Laboratories,
Inc.(e).......................               7,800                357,825
Lilly (Eli) & Co..............              36,700              2,527,712
Medicis Pharmaceutical Corp.
Class A(e)....................               5,300                161,650
Merck & Co., Inc..............              68,600              5,457,987
Pfizer, Inc...................             110,000              4,345,000
Pharmacia & Upjohn, Inc.......              25,300              1,364,619
Schering-Plough Corp..........              55,800              2,762,100
                                                    ---------------------
                                                               16,976,893
                                                    ---------------------

HEALTH CARE (GENERIC AND OTHER) -- 0.0%
Barr Laboratories, Inc.(e)....               2,400                 72,750
Jones Pharma, Inc.............               5,600                173,600
                                                    ---------------------
                                                                  246,350
                                                    ---------------------

HEALTH CARE (MANAGED CARE) -- 0.2%
Aetna, Inc....................               4,000                201,000
PacifiCare Health Systems,
Inc.(e).......................              17,000                670,437
Trigon Healthcare, Inc.(e)....              11,300                320,637
Wellpoint Health Networks,
Inc.(e).......................              10,400                603,200
                                                    ---------------------
                                                                1,795,274
                                                    ---------------------

8                      See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND

                                           SHARES           VALUE
                                           -------  ---------------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) -- 0.1%
Baxter International, Inc.....              12,000  $             778,500
HOMEBUILDING -- 0.1%
Centex Corp...................               9,900                265,444
Fleetwood Enterprises, Inc....               6,300                137,419
Kaufman and Broad Home
Corp..........................               2,900                 58,181
Lennar Corp...................              10,700                175,881
Pulte Corp....................               4,100                 82,512
                                                    ---------------------
                                                                  719,437
                                                    ---------------------

HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.1%
Maytag Corp...................               2,000                 80,125
Whirlpool Corp................              11,400                794,437
                                                    ---------------------
                                                                  874,562
                                                    ---------------------

HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.8%
Church & Dwight Co., Inc......              58,200              1,516,837
Kimberly-Clark Corp...........              12,700                801,687
Procter & Gamble Co. (The)....              37,300              3,911,837
                                                    ---------------------
                                                                6,230,361
                                                    ---------------------

HOUSEWARES -- 0.2%
Tupperware Corp...............              66,300              1,313,569

INSURANCE (LIFE/HEALTH) -- 0.5%
Lincoln National Corp.........              80,600              3,717,675
INSURANCE (MULTI-LINE) -- 0.1%
American International Group,
Inc...........................               1,625                167,273
Hartford Financial Services
Group, Inc. (The).............               5,000                259,063

Loews Corp....................               6,100                432,338
                                                    ---------------------
                                                                  858,674
                                                    ---------------------

INSURANCE (PROPERTY-CASUALTY) -- 0.0%
HCC Insurance Holdings,
Inc...........................               1,900                 21,375
INSURANCE BROKERS -- 0.7%
Gallagher (Arthur J.) & Co....              32,900              1,702,575
Marsh & McLennan Companies,
Inc...........................              53,100              4,198,219
                                                    ---------------------
                                                                5,900,794
                                                    ---------------------
INVESTMENT BANKING/BROKERAGE -- 0.6%
AXA Financial, Inc............              58,600              1,878,863
Lehman Brothers Holdings,
Inc...........................               5,000                368,438

                                           SHARES           VALUE
                                           -------  ---------------------
INVESTMENT BANKING/BROKERAGE--CONTINUED
Merrill Lynch & Co., Inc......              30,600  $           2,402,100
                                                    ---------------------
                                                                4,649,401
                                                    ---------------------

LEISURE TIME (PRODUCTS) -- 0.0%
Brunswick Corp................               3,400                 76,925
Hasbro, Inc...................               8,700                179,438
                                                    ---------------------
                                                                  256,363
                                                    ---------------------

MACHINERY (DIVERSIFIED) -- 0.2%
Ingersoll-Rand Co.............              25,300              1,321,925
Tecumseh Products Co. Class
A.............................               7,800                373,913
                                                    ---------------------
                                                                1,695,838
                                                    ---------------------

MANUFACTURING (DIVERSIFIED) -- 0.8%
National Service Industries,
Inc...........................               3,800                122,550
Pentair, Inc..................               4,600                173,075
Tyco International Ltd........              78,400              3,131,100
United Technologies Corp......              41,800              2,528,900
                                                    ---------------------
                                                                5,955,625
                                                    ---------------------

MANUFACTURING (SPECIALIZED) -- 0.2%
Brady Corp. Class A...........              23,800                690,200
Briggs & Stratton Corp........               7,100                414,906
Teleflex, Inc.................               5,700                194,156
York International Corp.......              13,300                313,381
                                                    ---------------------
                                                                1,612,643
                                                    ---------------------

METAL FABRICATORS -- 0.1%
Mueller Industries, Inc.(e)...              18,800                600,425

NATURAL GAS -- 0.4%
El Paso Energy Corp...........               6,200                254,200
Equitable Resources,Inc.......              31,100              1,135,150
MDU Resources Group, Inc......              15,500                362,313
Sempra Energy.................              69,300              1,416,319
                                                    ---------------------
                                                                3,167,982
                                                    ---------------------

OIL & GAS (DRILLING & EQUIPMENT) -- 0.0%
Halliburton Co................               2,200                 82,913
Tidewater, Inc................               2,300                 69,000
                                                    ---------------------
                                                                  151,913
                                                    ---------------------

OIL & GAS (EXPLORATION & PRODUCTION) -- 0.5%
Anadarko Petroleum Corp.......              75,600              2,329,425

                       See Notes to Financial Statements                       9

PHOENIX-OAKHURST INCOME & GROWTH FUND

                                           SHARES           VALUE
                                           -------  ---------------------
OIL & GAS (EXPLORATION & PRODUCTION)--CONTINUED
Apache Corp...................              37,600  $           1,466,400
                                                    ---------------------
                                                                3,795,825
                                                    ---------------------
OIL & GAS (REFINING & MARKETING) -- 0.1%
Ultramar Diamond Shamrock
Corp..........................              30,600                749,700

OIL (DOMESTIC INTEGRATED) -- 0.3%
Atlantic Richfield Co.........              22,000              2,050,125

OIL (INTERNATIONAL INTEGRATED) -- 0.3%
Exxon Corp....................              21,900              1,621,969
Mobil Corp....................               4,800                463,200
                                                    ---------------------
                                                                2,085,169
                                                    ---------------------
PAPER & FOREST PRODUCTS -- 0.3%
Georgia-Pacific Group.........              30,600              1,214,438
Louisiana-Pacific Corp........              84,600              1,073,363
                                                    ---------------------
                                                                2,287,801
                                                    ---------------------

PERSONAL CARE -- 0.0%
Alberto-Culver Co. Class B....               5,600                131,950
PHOTOGRAPHY/IMAGING -- 0.3%
Eastman Kodak Co..............              37,300              2,571,369

PUBLISHING (NEWSPAPERS) -- 0.2%
Knight-Ridder, Inc............              27,400              1,739,900

RAILROADS -- 0.1%
Union Pacific Corp............               7,600                423,700

RESTAURANTS -- 0.1%
Darden Restaurants, Inc.......              20,000                381,250
Tricon Global Restaurants,
Inc.(e).......................               2,800                112,525
                                                    ---------------------
                                                                  493,775
                                                    ---------------------
RETAIL (BUILDING SUPPLIES) -- 1.1%
Home Depot, Inc. (The)........              95,749              7,229,050
Lowe's Companies, Inc.........              25,500              1,402,500
                                                    ---------------------
                                                                8,631,550
                                                    ---------------------

RETAIL (COMPUTERS & ELECTRONICS) -- 0.1%
Best Buy Co., Inc.(e).........               9,800                544,513
RETAIL (DEPARTMENT STORES) -- 0.1%
Federated Department Stores,
Inc.(e).......................              15,400                657,388

RETAIL (DISCOUNTERS) -- 0.1%
Ross Stores, Inc..............              30,000                618,750

                                           SHARES           VALUE
                                           -------  ---------------------

RETAIL (GENERAL MERCHANDISE) -- 1.4%
Dayton Hudson Corp............              26,000  $           1,680,250
Kmart Corp.(e)................              30,200                303,888
Wal-Mart Stores, Inc..........             164,000              9,368,500
                                                    ---------------------
                                                               11,352,638
                                                    ---------------------

RETAIL (SPECIALTY) -- 0.1%
Zale Corp.(e).................              11,200                469,000

RETAIL (SPECIALTY-APPAREL) -- 0.2%
Abercrombie & Fitch Co. Class
A(e)..........................               4,000                109,000
AnnTaylor Stores Corp.(e).....               4,300                183,019
Gap, Inc. (The)...............              12,150                451,069
TJX Companies, Inc. (The).....              34,100                924,963
                                                    ---------------------
                                                                1,668,051
                                                    ---------------------

SERVICES (ADVERTISING/MARKETING) -- 0.2%
Omnicom Group, Inc............              15,300              1,346,400

SERVICES (COMMERCIAL & CONSUMER) -- 0.1%
Block (H&R), Inc..............               7,800                331,988
Cendant Corp.(e)..............              20,900                344,850
Hertz Corp. (The) Class A.....               7,100                307,963
                                                    ---------------------
                                                                  984,801
                                                    ---------------------

SERVICES (COMPUTER SYSTEMS) -- 0.0%
CSG Systems International,
Inc.(e).......................               7,500                257,344

SERVICES (DATA PROCESSING) -- 0.1%
Paychex, Inc..................              18,100                712,688

SPECIALTY PRINTING -- 0.3%
Deluxe Corp...................              81,300              2,296,725

TELECOMMUNICATIONS (LONG DISTANCE) -- 1.2%
AT&T Corp.....................             139,300              6,512,275
MCI WorldCom, Inc.(e).........              34,500              2,960,531
                                                    ---------------------
                                                                9,472,806
                                                    ---------------------

TELEPHONE -- 1.9%
Bell Atlantic Corp............               6,000                389,625
BellSouth Corp................             152,400              6,858,000
GTE Corp......................              34,400              2,580,000
SBC Communications, Inc.......              93,438              4,759,498
                                                    ---------------------
                                                               14,587,123
                                                    ---------------------

TEXTILES (APPAREL) -- 0.2%
Jones Apparel Group,
Inc.(e).......................              25,200                796,950

10                     See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND

                                           SHARES           VALUE
                                           -------  ---------------------
TEXTILES (APPAREL)--CONTINUED
Tommy Hilfiger Corp.(e).......              21,800  $             615,850
                                                    ---------------------
                                                                1,412,800
                                                    ---------------------

TOBACCO -- 0.4%
Philip Morris Companies,
Inc...........................             119,800              3,017,463

TRUCKS & PARTS -- 0.1%
PACCAR, Inc...................               9,600                452,400
-------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $229,435,942)                                303,907,591
-------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 0.5%

COMMUNICATIONS EQUIPMENT -- 0.1%
Nortel Networks Corp.
(Canada)......................              12,000                743,250

OIL (INTERNATIONAL INTEGRATED) -- 0.4%
Royal Dutch Petroleum Co. NY
Registered Shares
(Netherlands).................              46,700              2,799,081
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,699,689)                                    3,542,331
-------------------------------------------------------------------------

UNIT INVESTMENT TRUSTS -- 1.8%
S&P 500 Depository Receipts...             105,500             14,427,125
-------------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $13,759,274)                                  14,427,125
-------------------------------------------------------------------------

WARRANTS -- 0.0%

FOREIGN GOVERNMENT -- 0.0%
Republic of Argentina
Warrants(e)...................               3,713                  9,561
-------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                9,561
-------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS -- 98.3%
(IDENTIFIED COST $705,387,818)                                772,275,914
-------------------------------------------------------------------------

                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)           VALUE
                                ---------  -------  ---------------------
SHORT-TERM OBLIGATIONS -- 1.1%

COMMERCIAL PAPER -- 1.0%
Gannett Co., Inc. 5.30%,
11/1/99.......................     A-1     $ 4,100  $           4,100,000
Exxon Imperial Funding U.S.,
Inc. 5.30%, 11/2/99...........    A-1+       3,645              3,644,463

Greenwich Funding Corp. 5.36%,
11/2/99.......................    A-1+         250                249,963
                                                    ---------------------
                                                                7,994,426
                                                    ---------------------

FEDERAL AGENCY SECURITIES -- 0.1%
FMC Discount Note 5.16%,
11/1/99.......................                 655                655,000
-------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $8,649,426)                                    8,649,426
-------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.4%
(IDENTIFIED COST $714,037,244)                                780,925,340(a)
Cash and receivables, less liabilities-- 0.6%                   4,473,524
                                                    ---------------------
NET ASSETS -- 100.0%                                $         785,398,864
                                                    =====================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $101,651,381 and gross depreciation of $35,243,734 for federal income tax purposes. At October 31, 1999, the aggregate cost of securities for federal income tax purposes was $714,517,693.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, these securities amounted to a value of $68,005,115 or 8.7% of net assets.
(c)  As rated by Moodys, Fitch or Duff&Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Non-income producing.

                       See Notes to Financial Statements

PHOENIX-OAKHURST INCOME AND GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $714,037,244)     $780,925,340
Cash                                       12,275
Receivables
  Dividends and interest                6,306,330
  Investment securities sold            1,631,399
  Fund shares sold                        162,726
Prepaid expenses                           16,124
                                     ------------
    Total assets                      789,054,194
                                     ------------
LIABILITIES
Payables
  Investment securities purchased       1,472,083
  Fund shares repurchased                 927,036
  Investment advisory fee                 458,126
  Distribution fee                        339,579
  Transfer agent fee                      186,950
  Financial agent fee                      32,180
  Trustees' fee                             6,735
Accrued expenses                          232,641
                                     ------------
    Total liabilities                   3,655,330
                                     ------------
NET ASSETS                           $785,398,864
                                     ============
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                $716,072,326
Undistributed net investment income     2,900,094
Accumulated net realized loss            (461,652)
Net unrealized appreciation            66,888,096
                                     ------------
NET ASSETS                           $785,398,864
                                     ============
CLASS A
Shares of beneficial interest
  outstanding, $0.0001 par value,
  unlimited authorization (Net
  Assets $515,811,139)                 54,192,019
Net asset value per share                   $9.52
Offering price per share
  $9.52/(1-4.75%)                           $9.99
CLASS B
Shares of beneficial interest
  outstanding, $0.0001 par value,
  unlimited authorization (Net
  Assets $269,429,001)                 28,229,711
Net asset value and offering price
  per share                                 $9.54
CLASS C
Shares of beneficial interest
  outstanding, $0.0001 par value,
  unlimited authorization (Net
  Assets $158,724)                         16,562
Net asset value and offering price
  per share                                 $9.58

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                              $ 17,661,071
Dividends                                2,374,079
Foreign taxes withheld                     (31,789)
                                      ------------
    Total investment income             20,003,361
                                      ------------
EXPENSES
Investment advisory fee                  2,887,455
Distribution fee, Class A                  670,369
Distribution fee, Class B                1,443,280
Distribution fee, Class C                      178
Financial agent fee                        198,547
Transfer agent                             571,449
Printing                                    69,793
Registration                                41,201
Custodian                                   33,801
Professional                                19,851
Trustees                                     8,570
Miscellaneous                               16,822
                                      ------------
    Total expenses                       5,961,316
    Custodian fees paid indirectly          (1,702)
                                      ------------
    Net expenses                         5,959,614
                                      ------------
NET INVESTMENT INCOME                   14,043,747
                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain on securities          2,731,605
Net change in unrealized
  appreciation (depreciation) on
  investments                          (19,141,721)
                                      ------------
NET LOSS ON INVESTMENTS                (16,410,116)
                                      ------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                     $ (2,366,369)
                                      ============

12                     See Notes to Financial Statements

PHOENIX-OAKHURST INCOME AND GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED
                                                                  10/31/99       YEAR ENDED
                                                                (UNAUDITED)       4/30/99
                                                                ------------    ------------
FROM OPERATIONS
  Net investment income (loss)                                  $ 14,043,747    $ 28,357,686
  Net realized gain (loss)                                         2,731,605       7,074,081
  Net change in unrealized appreciation (depreciation)           (19,141,721)     26,170,493
                                                                ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    (2,366,369)     61,602,260
                                                                ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                  (8,804,352)    (19,397,606)
  Net investment income, Class B                                  (3,073,454)    (10,518,250)
  Net investment income, Class C                                        (250)             --
  Net realized gains, Class A                                             --     (43,303,686)
  Net realized gains, Class B                                             --     (24,388,234)
  In excess of net realized gains, Class A                                --      (1,947,627)
  In excess of net realized gains, Class B                                --      (1,096,886)
                                                                ------------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS      (11,878,056)   (100,652,289)
                                                                ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (729,454 and 4,894,329
    shares, respectively)                                          6,935,198      49,000,837
  Net asset value of shares issued from Convertible Fund
    merger (0 and 16,132,079 shares, respectively)                        --     156,615,165
  Net asset value of shares issued from reinvestment of
    distributions
    (718,463 and 5,607,651 shares, respectively)                   6,768,731      52,935,795
  Cost of shares repurchased (5,640,309 and 13,333,886,
    respectively)                                                (53,613,866)   (131,232,769)
                                                                ------------    ------------
Total                                                            (39,909,937)    127,319,028
                                                                ------------    ------------
CLASS B
  Proceeds from sales of shares (339,549 and 1,583,031
    shares, respectively)                                          3,225,378      15,437,928
  Net asset value of shares issued from Convertible Fund
    merger (0 and 740,793 shares, respectively)                           --       7,207,950
  Net asset value of shares issued from reinvestment of
    distributions
    (255,732 and 3,039,308 shares, respectively)                   2,414,650      28,805,790
  Cost of shares repurchased (4,441,459 and 8,694,838,
    respectively)                                                (42,303,841)    (85,529,726)
                                                                ------------    ------------
Total                                                            (36,663,813)    (34,078,058)
                                                                ------------    ------------
CLASS C
  Proceeds from sales of shares (16,535 and 0 shares,
    respectively)                                                    157,869              --
  Net asset value of shares issued from reinvestment of
    distributions
    (27 and 0 shares, respectively)                                      250              --
                                                                ------------    ------------
Total                                                                158,119              --
                                                                ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      (76,415,631)     93,240,970
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS                          (90,660,056)     54,190,941
NET ASSETS
  Beginning of period                                            876,058,920     821,867,979
                                                                ------------    ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF
    $2,900,094 AND $734,403, RESPECTIVELY]                      $785,398,864    $876,058,920
                                                                ============    ============

                       See Notes to Financial Statements                      13

PHOENIX-OAKHURST INCOME AND GROWTH FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                         YEAR ENDED APRIL 30,
                                                           10/31/99      --------------------------------------------------------
                                                          (UNAUDITED)        1999        1998        1997        1996        1995
Net asset value, beginning of period                       $   9.68      $  10.20    $   9.86    $  10.08    $   8.88    $   9.33
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                 0.18(5)       0.36        0.38        0.40        0.44        0.46
  Net realized and unrealized gain (loss)                     (0.18)         0.29        1.63        0.66        1.22        0.03
                                                           --------      --------    --------    --------    --------    --------
      TOTAL FROM INVESTMENT OPERATIONS                           --          0.65        2.01        1.06        1.66        0.49
                                                           --------      --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Dividends from net investment income                        (0.16)        (0.38)      (0.39)      (0.40)      (0.42)      (0.45)
  Dividends from net realized gains                              --         (0.76)      (1.28)      (0.88)      (0.04)      (0.33)
  In excess of net realized gains                                --         (0.03)         --          --          --       (0.16)
                                                           --------      --------    --------    --------    --------    --------
      TOTAL DISTRIBUTIONS                                     (0.16)        (1.17)      (1.67)      (1.28)      (0.46)      (0.94)
                                                           --------      --------    --------    --------    --------    --------
Change in net asset value                                     (0.16)        (0.52)       0.34       (0.22)       1.20       (0.45)
                                                           --------      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                             $   9.52      $   9.68    $  10.20    $   9.86    $  10.08    $   8.88
                                                           ========      ========    ========    ========    ========    ========
Total return(1)                                                0.00%(4)      6.97%      21.87%      10.93%      19.01%       5.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $515,811      $565,276    $459,992    $451,439    $493,454    $490,225
RATIO TO AVERAGE NET ASSETS OF:
  Expenses                                                     1.18%(2)(3)     1.17%(2)     1.13%     1.18%      1.18%       1.16%
  Net investment income                                        3.66%(3)      3.64%       3.61%       3.82%       4.39%       5.07%
Portfolio turnover                                               29%(4)        68%        155%        111%        107%         90%

                                                                                          CLASS B
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                         YEAR ENDED APRIL 30,
                                                           10/31/99      --------------------------------------------------------
                                                          (UNAUDITED)        1999        1998        1997        1996        1995
Net asset value, beginning of period                       $   9.69      $  10.22    $   9.87    $  10.09    $   8.88    $   9.32
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                 0.14(5)       0.29        0.30        0.31        0.36        0.39
  Net realized and unrealized gain (loss)                     (0.19)         0.29        1.64        0.67        1.23        0.04
                                                           --------      --------    --------    --------    --------    --------
      TOTAL FROM INVESTMENT OPERATIONS                        (0.05)         0.58        1.94        0.98        1.59        0.43
                                                           --------      --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Dividends from net investment income                        (0.10)        (0.32)      (0.31)      (0.32)      (0.34)      (0.38)
  Dividends from net realized gains                              --         (0.76)      (1.28)      (0.88)      (0.04)      (0.33)
  In excess of net realized gains                                --         (0.03)         --          --          --       (0.16)
                                                           --------      --------    --------    --------    --------    --------
      TOTAL DISTRIBUTIONS                                     (0.10)        (1.11)      (1.59)      (1.20)      (0.38)      (0.87)
                                                           --------      --------    --------    --------    --------    --------
Change in net asset value                                     (0.15)        (0.53)       0.35       (0.22)       1.21       (0.44)
                                                           --------      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                             $   9.54      $   9.69    $  10.22    $   9.87    $  10.09    $   8.88
                                                           ========      ========    ========    ========    ========    ========
Total return(1)                                               (0.46)%(4)     6.18%      21.03%      10.05%      18.14%       5.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $269,429      $310,783    $361,876    $370,929    $396,169    $386,515
RATIO TO AVERAGE NET ASSETS OF:
  Expenses                                                     1.93%(2)(3)     1.92%(2)     1.88%     1.93%      1.93%       1.91%
  Net investment income                                        2.91%(3)      2.92%       2.86%       3.06%       3.64%       4.32%
Portfolio turnover                                               29%(4)        68%        155%        111%        107%         90%

         (1)            Maximum sales charge is not reflected in the total return
                        calculation.
         (2)            The ratio of operating expenses to average net assets
                        excludes the effects of expense offsets for custodian fees;
                        if expense offsets were included, the ratio would not
                        significantly differ.
         (3)            Annualized.
         (4)            Not Annualized.
         (5)            Computed using average shares outstanding.

14                     See Notes to Financial Statements

PHOENIX-OAKHURST INCOME AND GROWTH FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                  CLASS C
                                                                -----------
                                                                   FROM
                                                                 INCEPTION
                                                                8/27/99 TO
                                                                 10/31/99
                                                                (UNAUDITED)
Net asset value, beginning of period                             $   9.61
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                       0.05(5)
  Net realized and unrealized gain (loss)                           (0.06)
                                                                 --------
      TOTAL FROM INVESTMENT OPERATIONS                              (0.01)
                                                                 --------
LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.02)
                                                                 --------
      TOTAL DISTRIBUTIONS                                           (0.02)
                                                                 --------
Change in net asset value                                           (0.03)
                                                                 --------
NET ASSET VALUE, END OF PERIOD                                   $   9.58
                                                                 ========
Total return(1)                                                     (0.06)%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                $159
RATIO TO AVERAGE NET ASSETS OF:
  Expenses                                                           1.94 %(2)(3)
  Net investment income                                              2.91 %(3)
Portfolio turnover                                                     29 %(4)

         (1)            Maximum sales charge is not reflected in the total return
                        calculation.
         (2)            The ratio of operating expenses to average net assets
                        excludes the effects of expense offsets for custodian fees;
                        if expense offsets were included, the ratio would not
                        significantly differ.
         (3)            Annualized.
         (4)            Not Annualized.
         (5)            Computed using average shares outstanding.

                       See Notes to Financial Statements                      15

PHOENIX-OAKHURST INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix-Oakhurst Income and Growth Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to invest in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Discounts are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

G. SECURITY LENDING:

  The Fund loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities

PHOENIX-OAKHURST INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)

issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Effective June 1, 1998, National Securities and Research Corporation assigned its investment advisory agreement to Phoenix Investment Counsel, Inc. ("PIC"), both an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). PIC is entitled to a fee at an annual rate of 0.70% of the average daily net assets of the Fund for the first $1.0 billion and 0.65% for the second $1.0 billion.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $14,169 for Class A shares and deferred sales charges of $171,901 for Class B shares for the six months ended
October 31, 1999. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended October 31, 1999, $1,279,762 was earned by the Distributor, $789,118 was paid to unaffiliated participants and $44,947 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended October 31, 1999, transfer agent fees were $571,449 of which PEPCO retained $265,755 which is net of fees paid to State Street.

  At October 31, 1999, PHL and affiliates held 162 Class A shares, 22 Class B shares, 10,432 Class C shares of the Fund with a combined value of $101,691.

3. PURCHASE AND SALE OF SECURITIES

  During the six months ended October 31, 1999, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $161,975,811 and $213,139,165, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $75,542,173 and $114,921,245, respectively.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

  This report is not authorized for distribution to prospective investors in the Phoenix-Oakhurst Income and Growth Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-OAKHURST INCOME AND GROWTH FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
Steven L. Colton, Vice President
Michael Kearney, Vice President
Christopher J. Kelleher, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection          1-800-243-1574
Customer Service             1-800-243-1574
                             (option 0)
Investment Strategy Hotline  1-800-243-4361
                             (option 2)
Marketing Department         1-800-243-4361
                             (option 3)
Text Telephone               1-800-243-1926

World Wide Web address:
WWW.PHOENIXINVESTMENTS.COM

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200


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